Events after the reporting period	6 Months Ended
Jun. 30, 2026
Events after the reporting period
Events after the reporting period

18.   Events after the reporting period

On July 21, 2026, the Board approved an interim dividend of $0.10 per ordinary share. The interim dividend will be paid on September 24, 2026 to shareholders of record on September 10, 2026.